Fair Value Measurements (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 25, 2022	Dec. 31, 2021
Held To Maturity Securities
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
The Company recorded a liability of $4,978 thousand at the acquisition-date for the fair value based on the likelihood of contingent earn-out
payments as part of the total consideration. In 2021 and 2020, the Company made payments of $2,180 thousand during each period based on the full achievement of performance targets for the first two annual performance periods. On June 24, 2022, the Company made the final earnout payment of $2,180 thousand. The final payment settled the Company’s contingent consideration obligation related to acquisition of STACYC.
The fair value of the company’s contingent consideration liability for each remeasurement period was calculated using the following significant unobservable inputs:

	December 31, 2021
Discount Rate per performance period [a]	2020: 0.6 2021: 0.7	% %
Revenue Volatility [b]	25%
Revenue Metric Risk Premium [c]	11%
[a]	Discount rates applied in arriving at expected cash flow are based on the Company’s estimated cost of debt over the appropriate time horizon as it relates to the annual contingent payments.
[b]	Revenue volatility is based on historical revenue volatility data observed for guideline public companies and selected as the product volume volatility assumption for the Monte-Carlo Simulation.
[c]	The Revenue Metric Risk Premium was calculated based on the risk-free rate, revenue beta, equity risk premium, size premium and company-specific risk premium

The fair value of the Company’s contingent consideration liability as of December 31, 2020 and 2019 was calculated using the following significant unobservable inputs:

	December 31, 2020	December 31, 2019
Discount Rate per performance period [a]	2020: 0.6% 2021: 0.7%	2019: 2.2% 2020: 2.3% 2021: 2.3%
Revenue Volatility [b]	25%	20%
Revenue Metric Risk Premium [c]	11%	14%

[a]	Discount rates applied in arriving at expected cash flow are based on the Company’s estimated cost of debt over the appropriate time horizon as it relates to the annual contingent payments.
[b]	Revenue volatility is based on historical revenue volatility data observed for guideline public companies and selected as the product volume volatility assumption for the Monte-Carlo Simulation.
[c]	The Revenue Metric Risk Premium was calculated based on the risk-free rate, revenue beta, equity risk premium, size premium and company-specific risk premium.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Below is a roll-forward of the contingent consideration liability measured at estimated fair value for the following periods (in thousands):

	Three Months Ended		Nine Months Ended
	September 25, 2022	September 26, 2021	September 25, 2022	September 26, 2021
Balance, beginning of period	$—	$4,335	$2,180	$4,311
Revaluation of contingent consideration liability	—	4	—	28
Cash paid	—	(2,180)	(2,180)	(2,180)

Balance, end of period	$—	$2,159	$—	$2,159

Below is a roll-forward of the contingent consideration liability measured at estimated fair value using Level 3 inputs for the years ended December 31, 2021, 2020 and 2019 (in thousands):

Roll-forward of Fair Value Using Level 3 Inputs
Balance, as of March 4, 2019	$4,978
Remeasurement of contingent consideration liability	725
Cash payment	—

Balance, as of December 31, 2019	$5,703
Remeasurement of contingent consideration liability	788
Cash payment	(2,180)

Balance, as of December 31, 2020	$4,311
Remeasurement of contingent consideration liability	49
Cash payment	(2,180)

Balance, as of December 31, 2021	$2,180

AEA-Bridges Impact Corp
Held To Maturity Securities
The following table presents information about the gross holding gains and fair value of held-to-maturity
securities at December 31, 2021 and 2020 as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2021	U.S. Treasury Securities (Mature on January 13, 2022, 2021)	$400,248,942	$3,389	$400,252,331
December 31,2020	U.S. Treasury Securities (Mature on April 8, 2021)	$400,085,021	$5,549	$400,090,570

Summary Of Assets And Liabilities Measured At Fair Value On Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 25, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 25, 2022	December 31, 2021
Liabilities:
Warrant Liabilities — Public Warrants	1	$8,800,000	$22,700,000
Warrant Liabilities — Private Placement Warrants	2	$4,620,000	$11,917,500

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Description	Level	December 31, 2021	December 31, 2020
Liabilities:
Warrant Liabilities – Public Warrants		1	$22,700,000	$30,800,000
Warrant Liabilities – Private Placement Warrants		2	$11,917,500	$16,170,000